Revenue - Summary of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities Rollforward [Roll Forward]
Beginning balance, contract liabilities	$ 98,651	$ 138,032
Provided for during the year	64,701	47,657
Released during the year	(52,948)	(80,734)
Translation differences and other	2,870	(6,304)
Ending balance, contract liabilities	113,274	98,651
Current contract liabilities	37,183	37,649	[1]
Non-current contract liabilities	76,091	61,002	[1]
Deferred revenue - extended service
Contract Liabilities Rollforward [Roll Forward]
Beginning balance, contract liabilities	47,091	47,505
Provided for during the year	38,423	27,295
Released during the year	(29,550)	(25,672)
Translation differences and other	(5,821)	(2,037)
Ending balance, contract liabilities	50,143	47,091
Current contract liabilities	18,935	23,649
Non-current contract liabilities	31,208	23,442
Deferred revenue - connected service
Contract Liabilities Rollforward [Roll Forward]
Beginning balance, contract liabilities	43,742	39,565
Provided for during the year	18,322	14,567
Released during the year	(10,910)	(6,656)
Translation differences and other	8,628	(3,734)
Ending balance, contract liabilities	59,782	43,742
Current contract liabilities	15,037	7,348
Non-current contract liabilities	44,745	36,394
Deferred revenue - operating leases & other
Contract Liabilities Rollforward [Roll Forward]
Beginning balance, contract liabilities	7,818	50,962
Provided for during the year	7,956	5,795
Released during the year	(12,488)	(48,406)
Translation differences and other	63	(533)
Ending balance, contract liabilities	3,349	7,818
Current contract liabilities	3,211	6,652
Non-current contract liabilities	$ 138	$ 1,166

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).